UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential QMA International Equity Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 96.9%
Australia — 3.8%
CIMIC Group Ltd.	6,931	$119,541
Commonwealth Bank of Australia	49,587	2,802,933
Evolution Mining Ltd.	832,263	859,526
Fortescue Metals Group Ltd.(a)	479,587	602,707
Macquarie Group Ltd.	31,732	1,636,786
Magellan Financial Group Ltd.	51,179	838,922
Select Harvests Ltd.	60,119	229,112
Sydney Airport	27,783	130,827
Wesfarmers Ltd.	68,864	2,077,829
Westpac Banking Corp.	22,805	505,045

		9,803,228

Austria — 0.2%
voestalpine AG	18,616	489,581

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	1,473	185,253
Euronav NV	12,918	150,642
KBC Groep NV	4,044	231,748

		567,643

Brazil — 1.0%
Banco do Brasil SA	29,000	100,418
Banco Santander Brasil SA	184,400	601,635
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	33,900	86,958
Equatorial Energia SA	93,600	846,420
JBS SA	350,800	947,207

		2,582,638

Canada — 5.0%
Bank of Montreal	35,200	1,890,031
Canadian Imperial Bank of Commerce	15,000	976,943
CCL Industries, Inc. (Class B Stock)	9,000	1,268,827
Constellation Software, Inc.	400	145,621
Enbridge, Inc.	11,700	406,397
Fairfax Financial Holdings Ltd.	400	205,956
Genworth MI Canada, Inc.(a)	52,700	911,501
Great-West Lifeco, Inc.	7,800	193,316
Industrial Alliance Insurance & Financial Services, Inc.	3,600	106,877
Manulife Financial Corp.	32,100	446,133
Metro, Inc.	27,800	821,756
Power Financial Corp.	4,500	103,851
Royal Bank of Canada	24,200	1,253,273
Suncor Energy, Inc.	63,300	1,499,246
Toronto-Dominion Bank (The)	64,900	2,462,299

		12,692,027

China — 5.5%
Alibaba Group Holding Ltd., ADR*(a)	25,500	1,709,265
Bank of Chongqing Co. Ltd. (Class H Stock)	296,000	231,451
Bank of Communications Co. Ltd. (Class H Stock)	2,087,000	1,275,950
Beijing Capital Land Ltd. (Class H Stock)	662,000	248,229
China Construction Bank Corp. (Class H Stock)	1,266,000	772,887
China Everbright Bank Co. Ltd. (Class H Stock)	2,952,000	1,390,609
China Lesso Group Holdings Ltd.	322,000	175,243
China Lilang Ltd.	217,000	124,631
China Lumena New Materials Corp.*(b)(e)	5,060,000	6,503
China Telecom Corp. Ltd. (Class H Stock)	1,154,000	542,778

China Unicom Hong Kong Ltd.	1,158,000	1,282,957
China Vanke Co. Ltd. (Class H Stock)	555,200	1,271,725
Evergrande Real Estate Group Ltd.	973,000	644,864
Huadian Power International Corp. Ltd. (Class H Stock)	568,000	339,546
Huaneng Power International, Inc. (Class H Stock)	914,000	751,995
JA Solar Holdings Co. Ltd., ADR*(a)	101,200	902,704
JinkoSolar Holding Co. Ltd., ADR*(a)	39,900	821,142
Kaisa Group Holdings Ltd.*	1,496,000	—
KWG Property Holding Ltd.	759,000	481,120
NetEase, Inc., ADR	600	93,684
Powerlong Real Estate Holdings Ltd.	923,000	165,355
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	80,900	156,727
Tencent Holdings Ltd.	7,700	144,658
Tianneng Power International Ltd.*	384,000	287,128
Universal Health International Group Holding Ltd.	2,432,000	305,133

		14,126,284

Colombia — 0.4%
Almacenes Exito SA	217,842	915,832

Denmark — 2.4%
A.P. Moeller - Maersk A/S (Class A Stock)	1,142	1,443,452
A.P. Moeller - Maersk A/S (Class B Stock)	501	644,598
Chr Hansen Holding A/S	1,641	100,474
Novo Nordisk A/S (Class B Stock)	34,816	1,945,114
Vestas Wind Systems A/S	30,055	1,966,629

		6,100,267

Finland — 1.3%
Fortum OYJ	102,125	1,605,853
Kone OYJ (Class B Stock)	5,665	248,999
UPM-Kymmene OYJ	97,953	1,596,314

		3,451,166

France — 6.0%
Airbus Group SE	34,011	2,139,146
AXA SA	99,025	2,447,166
Cap Gemini SA	2,656	242,706
Christian Dior SE	4,376	740,094
Orange SA	15,834	281,142
Peugeot SA*	10,833	161,083
Safran SA	21,338	1,382,322
Sanofi	14,987	1,246,323
Societe Generale SA	44,052	1,680,470
Total SA	74,871	3,325,822
Vinci SA	26,585	1,801,051

		15,447,325

Germany — 5.6%
Aareal Bank AG	30,598	837,332
adidas AG	17,453	1,797,172
Allianz SE	17,794	2,879,702
Bayer AG	7,644	860,300
Daimler AG	36,864	2,580,975
Hannover Rueck SE	16,986	1,787,726
ProSiebenSat.1 Media SE	30,072	1,502,506
SAP SE	8,362	666,322
Volkswagen AG	11,047	1,450,107

		14,362,142

Greece — 0.4%
Metka SA	29,288	221,767

Motor Oil Hellas Corinth Refineries SA	17,334	186,766
Mytilineos Holdings SA*	96,428	335,521
Public Power Corp. SA	50,522	192,350

		936,404

Hong Kong — 2.1%
Cathay Pacific Airways Ltd.	61,000	96,274
CK Hutchison Holdings Ltd.	150,500	1,880,452
Galaxy Entertainment Group Ltd.	402	1,263
Kingboard Chemical Holdings Ltd.	67,000	103,028
Link REIT (The)	334,500	1,919,021
Orient Overseas International Ltd.	54,000	201,158
Shun Tak Holdings Ltd.	696,000	234,412
Wheelock & Co. Ltd.	183,000	700,610
Yuexiu Real Estate Investment Trust	355,000	180,247

		5,316,465

Hungary — 0.1%
Magyar Telekom Telecommunications PLC*	197,287	272,343

India — 0.5%
Reliance Industries Ltd., GDR, 144A	38,164	1,156,369
Reliance Infrastructure Ltd., GDR	10,756	223,725

		1,380,094

Indonesia — 0.1%
United Tractors Tbk PT	207,200	264,815

Ireland — 0.4%
Ryanair Holdings PLC, ADR	3,997	313,165
Shire PLC	11,632	652,466

		965,631

Israel — 1.5%
Check Point Software Technologies Ltd.*(a)	17,200	1,355,532
Teva Pharmaceutical Industries Ltd.	40,891	2,512,638

		3,868,170

Italy — 0.7%
Eni SpA	31,345	454,880
Intesa Sanpaolo SpA	213,947	609,568
Telecom Italia SpA*	572,439	637,112

		1,701,560

Japan — 18.2%
Asahi Kasei Corp.	70,000	454,816
Astellas Pharma, Inc.	46,600	645,250
Calsonic Kansei Corp.	61,000	535,794
Central Japan Railway Co.	9,400	1,744,768
Dai-ichi Life Insurance Co. Ltd. (The)	65,300	902,560
Daiichi Sankyo Co. Ltd.	85,900	1,788,525
Daikin Industries Ltd.	18,900	1,277,006
Daiwa House Industry Co. Ltd.	18,200	513,843
Dentsu, Inc.	4,500	239,158
Fuji Heavy Industries Ltd.	54,000	2,209,838
FUJIFILM Holdings Corp.	45,800	1,769,613
Hanwa Co. Ltd.	154,000	646,567
Hazama Ando Corp.	169,800	827,481
Japan Airlines Co. Ltd.	26,600	998,387
Japan Post Holdings Co. Ltd.*	7,300	96,176

Japan Tobacco, Inc.	59,100	2,314,578
KDDI Corp.	99,800	2,527,196
Keyence Corp.	700	330,320
Konami Holdings Corp.	30,500	706,277
Mazda Motor Corp.	81,200	1,477,656
Medipal Holdings Corp.	42,500	689,336
Mitsubishi UFJ Financial Group, Inc.	501,400	2,571,128
Mizuho Financial Group, Inc.	1,340,600	2,319,533
Murata Manufacturing Co. Ltd.	15,400	1,781,286
NGK Insulators Ltd.	5,000	104,543
Nikon Corp.	12,500	183,894
Nippon Telegraph & Telephone Corp.	55,184	2,349,328
Nissan Motor Co. Ltd.	199,500	1,984,171
NTT DOCOMO, Inc.	8,500	188,515
Obayashi Corp.	58,000	523,244
ORIX Corp.	125,400	1,773,465
Otsuka Holdings Co. Ltd.	58,300	1,961,302
Shimano, Inc.	10,500	1,675,011
Sony Corp.	39,567	918,323
Sumitomo Mitsui Financial Group, Inc.	68,000	2,281,305
Taisei Corp.	22,000	136,918
Tokyo Electron Ltd.	2,800	181,302
Tosoh Corp.	63,000	304,871
Toyota Boshoku Corp.	45,400	921,527
Toyota Motor Corp.	22,033	1,327,038
West Japan Railway Co.	4,100	265,634

		46,447,483

Malaysia — 0.5%
Malaysian Pacific Industries Bhd	79,800	156,226
Top Glove Corp. Bhd	539,800	706,118
Unisem M Bhd	790,900	374,261

		1,236,605

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV	696,300	1,747,876

Netherlands — 2.0%
Heineken Holding NV	13,439	1,028,455
Heineken NV	15,805	1,372,375
Royal Dutch Shell PLC (Class A Stock)	64,694	1,413,281
Royal Dutch Shell PLC (Class B Stock)	20,512	446,917
Wolters Kluwer NV	26,157	890,731

		5,151,759

New Zealand — 0.9%
Air New Zealand Ltd.	435,632	835,740
Spark New Zealand Ltd.	633,132	1,384,890

		2,220,630

Norway — 1.4%
BW LPG Ltd., 144A	79,899	613,487
DNB ASA	118,042	1,424,302
Statoil ASA	7,133	97,604
Yara International ASA	36,696	1,391,136

		3,526,529

Philippines — 0.1%
Nickel Asia Corp.	1,593,200	138,067

Poland — 1.1%
Asseco Poland SA	28,082	387,401

Ciech SA*	11,945	229,017
Energa SA	196,733	653,963
Polski Koncern Naftowy Orlen SA	6,998	107,322
Polskie Gornictwo Naftowe i Gazownictwo SA	1,079,786	1,378,127

		2,755,830

Portugal — 0.6%
Altri SGPS SA	192,099	780,511
Portucel SA	73,874	247,299
Sonae SGPS SA	498,959	559,542

		1,587,352

Russia — 0.7%
Gazprom OAO, ADR	141,081	503,941
Lukoil PJSC, ADR	14,482	487,609
Magnit PJSC, GDR, RegS	4,245	165,767
MMC Norilsk Nickel PJSC, ADR	7,332	84,758
NOVATEK OAO, GDR, RegS	1,343	115,565
Rosneft OAO, GDR, RegS	68,985	244,897
Surgutneftegas OAO, ADR	23,126	111,930

		1,714,467

Singapore — 0.4%
Mapletree Greater China Commercial Trust, REIT	1,098,200	649,839
Wilmar International Ltd.	182,300	368,582

		1,018,421

South Africa — 1.4%
AVI Ltd.	156,812	786,801
Grindrod Ltd.	146,741	91,452
Mondi PLC	5,951	97,020
RMB Holdings Ltd.	345,936	1,235,624
Telkom SA SOC Ltd.	350,504	1,419,644

		3,630,541

South Korea — 4.1%
Hyundai Steel Co.	26,987	1,109,296
Interpark Holdings Corp.*	100,650	912,386
Kia Motors Corp.	21,044	798,997
Korea Electric Power Corp.	37,483	1,645,439
KT&G Corp.	21,138	1,824,825
LG Uplus Corp.	11,271	91,410
Samsung Electronics Co. Ltd.	2,710	2,621,797
Woori Bank	208,610	1,541,941

		10,546,091

Spain — 1.8%
Amadeus IT Holding SA (Class A Stock)	8,093	330,506
Endesa SA	56,455	1,092,922
Industria de Diseno Textil SA	56,073	1,845,310
Sacyr SA(a)	560,025	944,536
Telefonica SA	33,273	351,177

		4,564,451

Sweden — 1.8%
Bilia AB (Class A Stock)	21,533	403,859
BillerudKorsnas AB	8,209	130,810
Boliden AB	77,081	1,072,399
Investor AB (Class B Stock)	47,348	1,586,037

Svenska Cellulosa AB SCA (Class B Stock)	51,978	1,540,506

		4,733,611

Switzerland — 5.7%
Kuehne + Nagel International AG	901	119,247
Nestle SA	39,365	2,900,115
Novartis AG	57,348	4,442,947
Roche Holding AG	16,888	4,374,403
Schindler Holding AG	648	100,138
Schindler Holding AG Participation Certificates	1,459	223,591
Swiss Re AG	23,883	2,223,180
UBS Group AG	17,702	292,529

		14,676,150

Taiwan — 3.1%
Cathay Financial Holding Co. Ltd.	1,302,000	1,421,950
Fubon Financial Holding Co. Ltd.	795,000	877,771
Hon Hai Precision Industry Co. Ltd.	42,000	98,809
Pegatron Corp.	619,000	1,414,522
Shin Zu Shing Co. Ltd.	244,000	911,687
Taiwan Semiconductor Manufacturing Co. Ltd.	399,000	1,718,066
Tripod Technology Corp.	247,000	407,809
Winbond Electronics Corp.*	3,442,000	917,808
Zhen Ding Technology Holding Ltd.	61,000	129,676

		7,898,098

Thailand — 0.6%
Plan B Media PCL (Class F Stock)*	726,300	122,972
SPCG PCL	692,800	395,526
SVI PCL*	5,426,811	850,490
Thai Vegetable Oil PCL	293,900	188,353

		1,557,341

Turkey — 1.3%
Akcansa Cimento AS	33,991	151,636
Cimsa Cimento Sanayi VE Ticaret AS	55,947	272,965
Eregli Demir ve Celik Fabrikalari TAS	1,089,752	1,143,942
Gubre Fabrikalari TAS	90,942	172,299
Koza Altin Isletmeleri AS	140,526	598,625
Turkiye Sise ve Cam Fabrikalari AS	993,556	1,008,084

		3,347,551

United Arab Emirates — 0.5%
Aldar Properties PJSC	1,124,006	673,703
Dubai Islamic Bank PJSC	420,836	661,977

		1,335,680

United Kingdom — 12.8%
3i Group PLC	16,052	101,774
Ashtead Group PLC	58,914	760,011
AstraZeneca PLC	3,019	194,396
Barratt Developments PLC	19,521	167,446
Bellway PLC	22,839	906,889
Berkeley Group Holdings PLC	16,105	814,219
Betfair Group PLC	15,493	970,065
BG Group PLC	27,298	413,098
BP PLC	561,600	3,032,781
British American Tobacco PLC	38,958	2,170,887
BT Group PLC	384,466	2,675,746
DCC PLC	11,975	924,511
easyJet PLC	55,566	1,231,723
Galliford Try PLC	36,884	783,916

GlaxoSmithKline PLC	68,529	1,411,738
Hammerson PLC, REIT	62,007	518,016
Howden Joinery Group PLC	120,468	862,884
HSBC Holdings PLC	263,263	1,856,679
Imperial Tobacco Group PLC	49,798	2,696,359
International Consolidated Airlines Group SA	13,200	101,875
J. Sainsbury PLC	384,340	1,349,458
Legal & General Group PLC	531,186	1,854,020
National Grid PLC	60,597	853,738
Phoenix Group Holdings	68,735	852,130
Provident Financial PLC	6,099	256,544
Reckitt Benckiser Group PLC	10,885	968,129
Segro PLC, REIT	16,776	105,279
ST Modwen Properties PLC	107,100	593,155
Taylor Wimpey PLC	547,979	1,510,974
Unilever NV, CVA	25,689	1,137,918
UNITE Group PLC (The)	56,267	517,454
Vodafone Group PLC	50,738	163,091

		32,756,903

United States
lululemon athletica, Inc.*(a)	48	2,979

TOTAL COMMON STOCKS (cost $248,018,963)		247,838,030

EXCHANGE TRADED FUNDS — 1.1%
United States
iShares MSCI EAFE Index Fund(a)	42,300	2,346,804
iShares MSCI Emerging Markets Index Fund(a)	19,300	590,194

TOTAL EXCHANGE TRADED FUNDS (cost $2,964,469)		2,936,998

PREFERRED STOCKS — 1.5%
Brazil — 1.0%
Braskem SA (PRFC)	203,300	1,219,861
Itausa - Investimentos Itau SA (PRFC)	835,000	1,436,272

		2,656,133

Colombia — 0.1%
Bancolombia SA (PRFC)	26,606	194,368

Germany — 0.4%
Volkswagen AG (PRFC)	7,837	912,626

South Korea
Samsung Electronics Co. Ltd. (PRFC)	131	110,204

TOTAL PREFERRED STOCKS (cost $3,845,475)		3,873,331

TOTAL LONG-TERM INVESTMENTS (cost $254,828,907)		254,648,359

SHORT-TERM INVESTMENT — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,952,315; includes $8,375,787 of cash collateral for securities on loan)(c)(d)	8,952,315	8,952,315

TOTAL INVESTMENTS — 103.0% (cost $263,781,222)(f)		263,600,674
Liabilities in excess of other assets — (3.0)%		(7,699,758)

NET ASSETS — 100.0%		$255,900,916

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,148,433; cash collateral of $8,375,787 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,503 and 0.0% of net assets.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$266,204,641

Appreciation	22,608,912
Depreciation	(25,212,879)

Net Unrealized Depreciation	$(2,603,967)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$9,803,228	$—
Austria	—	489,581	—
Belgium	—	567,643	—
Brazil	2,582,638	—	—
Canada	12,692,027	—	—
China	3,526,795	10,592,986	6,503
Colombia	915,832	—	—
Denmark	—	6,100,267	—
Finland	—	3,451,166	—
France	—	15,447,325	—
Germany	—	14,362,142	—
Greece	—	936,404	—
Hong Kong	—	5,316,465	—
Hungary	—	272,343	—
India	1,380,094	—	—
Indonesia	—	264,815	—
Ireland	313,165	652,466	—
Israel	1,355,532	2,512,638	—
Italy	—	1,701,560	—
Japan	96,176	46,351,307	—
Malaysia	—	1,236,605	—
Mexico	1,747,876	—	—
Netherlands	—	5,151,759	—
New Zealand	—	2,220,630	—
Norway	—	3,526,529	—
Philippines	—	138,067	—
Poland	—	2,755,830	—
Portugal	—	1,587,352	—
Russia	1,714,467	—	—
Singapore	—	1,018,421	—
South Africa	91,452	3,539,089	—
South Korea	1,824,825	8,721,266	—
Spain	—	4,564,451	—
Sweden	—	4,733,611	—
Switzerland	—	14,676,150	—
Taiwan	—	7,898,098	—
Thailand	—	1,557,341	—
Turkey	—	3,347,551	—
United Arab Emirates	—	1,335,680	—
United Kingdom	1,137,918	31,618,985	—
United States	2,979	—	—
Exchange Traded Funds
United States	2,936,998	—	—
Preferred Stocks
Brazil	2,656,133	—	—
Colombia	194,368	—	—

Germany	—	912,626	—
South Korea	—	110,204	—
Affiliated Money Market Mutual Fund	8,952,315	—	—

Total	$44,121,590	$219,472,581	$6,503

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Banks	12.1%
Pharmaceuticals	8.7
Oil, Gas & Consumable Fuels	6.1
Insurance	5.8
Automobiles	5.2
Diversified Telecommunication Services	4.5
Tobacco	3.6
Affiliated Money Market Mutual Fund (including 3.3% of collateral for securities on loan)	3.5
Food & Staples Retailing	3.0
Electric Utilities	2.5
Metals & Mining	2.3
Real Estate Management & Development	2.3
Technology Hardware, Storage & Peripherals	2.2
Diversified Financial Services	2.1
Food Products	2.1
Construction & Engineering	2.1
Semiconductors & Semiconductor Equipment	2.1
Household Durables	1.9
Industrial Conglomerates	1.6
Chemicals	1.6
Electronic Equipment, Instruments & Components	1.4
Real Estate Investment Trusts (REITs)	1.4
Software	1.4
Airlines	1.3
Aerospace & Defense	1.3
Wireless Telecommunication Services	1.2
Specialty Retail	1.1
Exchange Traded Funds	1.1
Capital Markets	1.0
Media	1.0
Paper & Forest Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Beverages	1.0
Household Products	1.0
Marine	1.0
Machinery	0.8
Road & Rail	0.8
Electrical Equipment	0.8
Internet Software & Services	0.8
Auto Components	0.7
Thrifts & Mortgage Finance	0.6
Leisure Products	0.6
Independent Power & Renewable Electricity Producers	0.6
Building Products	0.6
Containers & Packaging	0.6
Trading Companies & Distributors	0.5
Health Care Providers & Services	0.5
Personal Products	0.4
Hotels, Restaurants & Leisure	0.4
Internet & Catalog Retail	0.4

Multi-Utilities	0.3
Health Care Equipment & Supplies	0.3
Oil, Gas and Consumable Fuels	0.2
IT Services	0.2
Construction Materials	0.2
Consumer Finance	0.1
Transportation Infrastructure	0.1

103.0
Liabilities in excess of other assets	(3.0)

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 94.2%
FOREIGN BONDS
Argentina — 1.0%
Argentina Bonar Bonds, Bonds, Ser. X	7.000%	04/17/17		275	$276,536

Brazil — 9.7%
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNB	6.000%	08/15/50	BRL	430	251,061
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/18	BRL	1,818	420,674
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/19	BRL	380	83,934
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/21	BRL	3,139	643,238
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/23	BRL	2,217	427,283
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/25	BRL	1,360	249,230
Brazil Notas do Tesouro Nacionalie, Sr. Notes, Ser. NTNF	10.000%	01/01/17	BRL	1,195	288,389
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%	01/05/24	BRL	54	11,557
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.875%	10/14/19		75	85,500
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	5.875%	07/15/24		60	48,000
Petrobras Global Finance BV, Gtd. Notes	6.125%	10/06/16		130	130,013

					2,638,879

Chile — 0.4%
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, RegS	3.750%	11/04/20		100	99,894

Colombia — 3.2%
Colombian TES, Bonds, Ser. B	6.000%	04/28/28	COP	2,652,200	621,326
Colombian TES, Bonds, Ser. B	7.500%	08/26/26	COP	871,300	239,612
Pacific Rubiales Energy Corp., Gtd. Notes, RegS	5.375%	01/26/19		125	15,937

					876,875

Gabon — 0.5%
Gabon Government International Bond, Bonds, RegS	8.200%	12/12/17		130	127,901

Ghana — 0.3%
Ghana Government International Bond, Sr. Unsec’d. Notes, RegS	8.500%	10/04/17		100	91,940

Hungary — 4.9%
Hungary Government Bond, Bonds, Ser. 17/A	6.750%	11/24/17	HUF	164,510	624,601
Hungary Government Bond, Bonds, Ser. 23/A	6.000%	11/24/23	HUF	151,060	636,321
Hungary Government Bond, Bonds, Ser. 25/B	5.500%	06/24/25	HUF	14,180	58,665

					1,319,587

Indonesia — 14.6%
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	14,600,000	1,059,001

Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%	09/15/26	IDR	1,500,000	109,309
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	8.250%	06/15/32	IDR	1,700,000	117,141
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%	05/15/27	IDR	3,800,000	241,288
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%	05/15/22	IDR	2,300,000	154,461
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%	05/15/23	IDR	3,100,000	189,153
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%	05/15/33	IDR	5,700,000	331,076
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR67	8.750%	02/15/44	IDR	600,000	42,059
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR68	8.375%	03/15/34	IDR	4,900,000	342,883
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR70	8.375%	03/15/24	IDR	5,500,000	399,901
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR71	9.000%	03/15/29	IDR	5,500,000	410,003
Majapahit Holding BV, Sr. Unsec’d. Notes, RegS	7.750%	01/20/20		375	418,500
Majapahit Holding BV, Sr. Unsec’d. Notes, RegS	8.000%	08/07/19		130	145,730

					3,960,505

Kazakhstan — 0.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		125	133,312

Malaysia — 4.1%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0114	4.181%	07/15/24	MYR	600	146,755
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0115	3.955%	09/15/25	MYR	1,900	460,728
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0310	4.498%	04/15/30	MYR	500	123,487
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0412	4.127%	04/15/32	MYR	1,500	351,668
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0413	3.844%	04/15/33	MYR	160	35,961

					1,118,599

Mexico — 8.9%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450%	12/05/22	MXN	7,500	395,019
Mexican Bonos, Bonds, Ser. M	7.750%	05/29/31	MXN	4,985	304,695
Mexican Bonos, Bonds, Ser. M-10	8.500%	12/13/18	MXN	11,880	722,738
Mexican Bonos, Bonds, Ser. M-30	10.000%	11/20/36	MXN	3,770	280,406
Petroleos Mexicanos, Gtd. Notes	3.500%	07/18/18		400	392,000
Petroleos Mexicanos, Gtd. Notes, 144A	5.500%	02/04/19		35	35,481
Petroleos Mexicanos, Gtd. Notes, 144A	6.875%	08/04/26		45	45,788
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	222,038

					2,398,165

Peru — 0.8%
Peruvian Government International Bond, Bonds	6.950%	08/12/31	PEN	190	49,837
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	624	163,674

					213,511

Philippines — 1.2%
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	15,000	323,461

Poland — 8.0%
Poland Government Bond, Bonds, Ser. 0418	3.750%	04/25/18	PLN	300	77,061
Poland Government Bond, Bonds, Ser. 0420	1.500%	04/25/20	PLN	1,425	339,907
Poland Government Bond, Bonds, Ser. 0421	2.000%	04/25/21	PLN	1,855	446,734
Poland Government Bond, Bonds, Ser. 0725	3.250%	07/25/25	PLN	4,845	1,214,714
Poland Government Bond, Bonds, Ser. 1017	5.250%	10/25/17	PLN	290	75,657
Poland Government Bond, Bonds, Ser. 1023	4.000%	10/25/23	PLN	90	23,829

					2,177,902

Romania — 4.6%
Romania Government Bond, Bonds, Ser. 10Y	4.750%	02/24/25	RON	500	130,544
Romania Government Bond, Bonds, Ser. 10Y	5.850%	04/26/23	RON	2,970	824,400
Romania Government Bond, Bonds, Ser. 10YR	6.750%	06/11/17	RON	1,130	289,049

					1,243,993

Russia — 6.2%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		110	121,882
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	8.700%	03/17/16	RUB	4,800	63,130
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	8.625%	02/17/17	RUB	10,400	131,664
Russian Federal Bond - OFZ, Bonds, Ser. 5081	6.200%	01/31/18	RUB	12,660	156,320
Russian Federal Bond - OFZ, Bonds, Ser. 6205	7.600%	04/14/21	RUB	1,000	11,956

Russian Federal Bond - OFZ, Bonds, Ser. 6210	6.800%	12/11/19	RUB	14,100	167,806
Russian Federal Bond - OFZ, Bonds, Ser. 6211	7.000%	01/25/23	RUB	10,945	123,429
Russian Federal Bond - OFZ, Bonds, Ser. 6212	7.050%	01/19/28	RUB	56,417	599,305
Russian Federal Bond - OFZ, Bonds, Ser. 6214	6.400%	05/27/20	RUB	4,020	46,587
Russian Federal Bond - OFZ, Bonds, Ser. 6216	6.700%	05/15/19	RUB	4,400	52,796
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	4.224%	11/21/18		200	192,276

					1,667,151

South Africa — 12.0%
Eskom Holdings SOC Ltd., Govt. Gtd., Ser. ES23, MTN	10.000%	01/25/23	ZAR	7,500	476,923
South Africa Government Bond, Bonds, Ser. 2023	7.750%	02/28/23	ZAR	9,350	549,102
South Africa Government Bond, Bonds, Ser. R204	8.000%	12/21/18	ZAR	3,835	238,619
South Africa Government Bond, Bonds, Ser. R207	7.250%	01/15/20	ZAR	19,570	1,172,863
South Africa Government Bond, Bonds, Ser. R213	7.000%	02/28/31	ZAR	700	35,048
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R208	6.750%	03/31/21	ZAR	3,835	220,464
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R209	6.250%	03/31/36	ZAR	12,491	547,409

					3,240,428

South Korea — 0.3%
Export-Import Bank Of Korea, Sr. Unsec’d. Notes, MTN	0.500%	01/25/17	TRY	300	90,679

Thailand — 4.9%
Thailand Government Bond, Sr. Unsec’d. Notes	3.580%	12/17/27	THB	2,400	74,073
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	18,574
Thailand Government Bond, Sr. Unsec’d. Notes	4.875%	06/22/29	THB	21,500	751,556
Thailand Government Bond, Sr. Unsec’d. Notes	5.670%	03/13/28	THB	5,000	184,826
Thailand Government Bond, Sr. Unsec’d. Notes - Inflation Linked, RegS	1.200%	07/14/21	THB	11,667	308,224

					1,337,253

Turkey — 8.1%
Turkey Government Bond, Bonds	7.100%	03/08/23	TRY	2,045	572,553
Turkey Government Bond, Bonds	8.000%	03/12/25	TRY	255	73,594
Turkey Government Bond, Bonds	8.200%	07/13/16	TRY	270	90,553
Turkey Government Bond, Bonds	8.500%	07/10/19	TRY	85	27,033
Turkey Government Bond, Bonds	8.500%	09/14/22	TRY	2,615	798,762
Turkey Government Bond, Bonds	8.800%	11/14/18	TRY	200	64,725
Turkey Government Bond, Bonds	8.800%	09/27/23	TRY	965	296,135
Turkey Government Bond, Bonds	9.000%	07/24/24	TRY	350	108,827
Turkey Government Bond, Bonds	9.400%	07/08/20	TRY	70	22,742
Turkey Government Bond, Bonds	9.500%	01/12/22	TRY	415	133,812

					2,188,736

TOTAL LONG-TERM INVESTMENTS (cost $31,955,970)					25,525,307

SHORT-TERM INVESTMENT — 3.6%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $983,628)(a)				983,628	983,628

TOTAL INVESTMENTS — 97.8% (cost $32,939,598)(b)	26,508,935
Other assets in excess of liabilities(c) — 2.2%	605,284

NET ASSETS — 100.0%	$27,114,219

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
OTC	Over-the-counter
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$35,068,943

Appreciation	155,947
Depreciation	(8,715,955)

Net Unrealized Depreciation	$(8,560,008)

The book basis may differ from tax basis due to certain tax-related adjustments.

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real, Expiring 02/02/2016	Citigroup Global Markets	BRL	1,091	$270,204	$272,764	$2,560
Expiring 02/02/2016	Credit Suisse First Boston Corp.	BRL	2,088	513,986	521,979	7,993
Expiring 02/02/2016	Toronto Dominion	BRL	2,088	514,745	521,978	7,233
Expiring 02/22/2016	Citigroup Global Markets	BRL	129	32,683	32,088	(595)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	BRL	31	8,000	7,701	(299)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	BRL	46	12,000	11,528	(472)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	BRL	29	7,000	7,103	103
Chilean Peso, Expiring 02/08/2016	Citigroup Global Markets	CLP	119,053	168,559	166,745	(1,814)
Expiring 02/08/2016	Citigroup Global Markets	CLP	123,822	175,187	173,424	(1,763)
Expiring 02/08/2016	Citigroup Global Markets	CLP	142,072	203,425	198,984	(4,441)
Expiring 02/08/2016	JPMorgan Chase	CLP	122,280	171,838	171,264	(574)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	CLP	14,253	20,000	19,934	(66)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	CLP	17,711	25,000	24,770	(230)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	CLP	21,984	31,000	30,746	(254)
Expiring 04/12/2016	Citigroup Global Markets	CLP	8,760	12,000	12,186	186
Expiring 04/12/2016	Credit Suisse First Boston Corp.	CLP	15,768	22,000	21,935	(65)
Chinese Renminbi, Expiring 02/22/2016	Barclays Capital Group	CNH	196	30,000	29,817	(183)
Expiring 02/22/2016	Barclays Capital Group	CNH	964	145,573	146,365	792
Expiring 04/12/2016	Citigroup Global Markets	CNH	61	9,000	9,190	190
Colombian Peso, Expiring 02/08/2016	Barclays Capital Group	COP	575,825	177,468	175,295	(2,173)
Expiring 02/08/2016	Citigroup Global Markets	COP	188,238	59,569	57,304	(2,265)
Expiring 02/08/2016	Citigroup Global Markets	COP	203,557	62,302	61,968	(334)
Expiring 02/08/2016	Citigroup Global Markets	COP	499,241	160,373	151,981	(8,392)
Expiring 02/08/2016	Credit Suisse First Boston Corp.	COP	225,225	68,250	68,564	314
Expiring 02/08/2016	JPMorgan Chase	COP	415,241	134,600	126,409	(8,191)
Expiring 02/08/2016	JPMorgan Chase	COP	735,272	256,104	223,835	(32,269)
Expiring 02/08/2016	Morgan Stanley	COP	61,632	19,381	18,762	(619)
Expiring 02/22/2016	Barclays Capital Group	COP	32,280	10,000	9,814	(186)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	COP	62,073	19,000	18,873	(127)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.), Expiring 04/12/2016	Citigroup Global Markets	COP	61,137	$17,999	$18,464	$465
Expiring 04/12/2016	Credit Suisse First Boston Corp.	COP	23,020	7,000	6,952	(48)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	COP	44,200	13,000	13,349	349
Czech Koruna, Expiring 02/22/2016	Barclays Capital Group	CZK	247	10,000	9,924	(76)
Expiring 02/22/2016	Barclays Capital Group	CZK	276	11,000	11,064	64
Expiring 02/22/2016	Barclays Capital Group	CZK	449	18,000	17,997	(3)
Expiring 02/22/2016	Barclays Capital Group	CZK	498	20,000	19,992	(8)
Expiring 02/22/2016	Barclays Capital Group	CZK	518	21,000	20,792	(208)
Expiring 02/22/2016	Barclays Capital Group	CZK	591	24,000	23,710	(290)
Expiring 02/22/2016	Barclays Capital Group	CZK	718	29,000	28,816	(184)
Expiring 04/22/2016	Citigroup Global Markets	CZK	12,120	490,240	486,930	(3,310)
Euro, Expiring 02/22/2016	Barclays Capital Group	EUR	5	5,000	4,904	(96)
Expiring 02/22/2016	Barclays Capital Group	EUR	13	14,000	14,316	316
Expiring 02/22/2016	Barclays Capital Group	EUR	16	16,999	16,834	(165)
Expiring 02/22/2016	Barclays Capital Group	EUR	18	19,000	18,989	(11)
Expiring 02/22/2016	Barclays Capital Group	EUR	49	54,000	53,612	(388)
Expiring 02/22/2016	Barclays Capital Group	EUR	84	91,000	91,013	13
Expiring 04/28/2016	Citigroup Global Markets	EUR	27	29,431	29,419	(12)
Hong Kong Dollar, Expiring 03/11/2016	Citigroup Global Markets	HKD	5,085	656,480	653,624	(2,856)
Expiring 03/11/2016	Credit Suisse First Boston Corp.	HKD	543	70,000	69,821	(179)
Expiring 03/11/2016	Goldman Sachs & Co.	HKD	5,085	656,475	653,624	(2,851)
Hungarian Forint, Expiring 02/22/2016	Barclays Capital Group	HUF	3,211	11,000	11,170	170
Expiring 02/22/2016	Barclays Capital Group	HUF	3,221	11,000	11,206	206
Expiring 02/22/2016	Barclays Capital Group	HUF	3,459	12,000	12,034	34
Expiring 04/22/2016	Citigroup Global Markets	HUF	77,071	266,220	267,911	1,691
Indian Rupee, Expiring 02/22/2016	Credit Suisse First Boston Corp.	INR	473	7,000	6,951	(49)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	INR	1,419	21,000	20,824	(176)
Expiring 02/22/2016	UBS AG	INR	9,510	140,806	139,605	(1,201)
Expiring 04/07/2016	Barclays Capital Group	INR	16,268	240,004	236,879	(3,125)
Expiring 04/12/2016	Citigroup Global Markets	INR	541	8,000	7,869	(131)
Expiring 04/12/2016	Citigroup Global Markets	INR	2,326	34,000	33,834	(166)
Indonesia Rupiah, Expiring 02/22/2016	Citigroup Global Markets	IDR	239,522	17,000	17,318	318
Expiring 02/22/2016	Citigroup Global Markets	IDR	498,782	35,000	36,062	1,062
Expiring 02/22/2016	Credit Suisse First Boston Corp.	IDR	127,035	9,000	9,185	185

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesia Rupiah (cont’d.), Expiring 04/08/2016	Barclays Capital Group	IDR	262,868	$18,925	$18,825	$(100)
Expiring 04/08/2016	Barclays Capital Group	IDR	295,470	21,000	21,160	160
Expiring 04/08/2016	Barclays Capital Group	IDR	2,434,215	169,750	174,321	4,571
Expiring 04/08/2016	Citigroup Global Markets	IDR	1,801,788	127,200	129,031	1,831
Expiring 04/08/2016	UBS AG	IDR	2,818,280	199,878	201,825	1,947
Israeli Shekel, Expiring 02/22/2016	Barclays Capital Group	ILS	59	15,000	14,910	(90)
Expiring 04/20/2016	JPMorgan Chase	ILS	177	44,825	44,705	(120)
Japanese Yen, Expiring 02/22/2016	Barclays Capital Group	JPY	4,410	37,000	36,439	(561)
Expiring 02/22/2016	Barclays Capital Group	JPY	5,795	48,000	47,887	(113)
Expiring 02/22/2016	Barclays Capital Group	JPY	6,858	56,000	56,665	665
Expiring 02/22/2016	Barclays Capital Group	JPY	24,865	205,000	205,461	461
Expiring 02/22/2016	Citigroup Global Markets	JPY	613	5,000	5,069	69
Expiring 04/12/2016	Barclays Capital Group	JPY	1,044	9,000	8,641	(359)
Expiring 04/12/2016	Barclays Capital Group	JPY	1,540	13,000	12,748	(252)
Malaysian Ringgit, Expiring 02/19/2016	Barclays Capital Group	MYR	2,632	603,976	632,632	28,656
Expiring 02/19/2016	Citigroup Global Markets	MYR	667	155,758	160,209	4,451
Expiring 02/19/2016	Citigroup Global Markets	MYR	2,632	599,436	632,631	33,195
Expiring 02/19/2016	JPMorgan Chase	MYR	187	45,154	44,865	(289)
Expiring 02/19/2016	JPMorgan Chase	MYR	295	69,289	70,869	1,580
Expiring 02/22/2016	Barclays Capital Group	MYR	104	24,001	24,955	954
Expiring 02/22/2016	Barclays Capital Group	MYR	142	33,000	34,237	1,237
Expiring 02/22/2016	Citigroup Global Markets	MYR	4	1,000	1,052	52
Expiring 02/22/2016	Citigroup Global Markets	MYR	99	23,000	23,899	899
Expiring 02/22/2016	Citigroup Global Markets	MYR	103	24,000	24,700	700
Expiring 02/22/2016	Citigroup Global Markets	MYR	110	25,000	26,475	1,475
Expiring 02/22/2016	Citigroup Global Markets	MYR	111	25,000	26,565	1,565
Expiring 02/22/2016	Credit Suisse First Boston Corp.	MYR	175	40,001	42,072	2,071
Expiring 04/12/2016	Citigroup Global Markets	MYR	18	4,000	4,230	230
Expiring 04/12/2016	Citigroup Global Markets	MYR	167	38,000	39,896	1,896
Expiring 04/12/2016	Citigroup Global Markets	MYR	171	39,000	40,960	1,960
Expiring 04/12/2016	Citigroup Global Markets	MYR	173	39,000	41,334	2,334
Expiring 04/12/2016	Credit Suisse First Boston Corp.	MYR	172	39,000	41,180	2,180
Expiring 08/29/2016	Citigroup Global Markets	MYR	2,429	566,068	577,180	11,112
Mexican Peso, Expiring 02/22/2016	Barclays Capital Group	MXN	262	15,000	14,443	(557)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.), Expiring 02/22/2016	Barclays Capital Group	MXN	333	$18,000	$18,317	$317
Expiring 02/22/2016	Barclays Capital Group	MXN	376	21,000	20,697	(303)
Expiring 04/22/2016	Barclays Capital Group	MXN	1,877	102,733	102,870	137
Expiring 04/22/2016	JPMorgan Chase	MXN	25,983	1,386,854	1,424,375	37,521
New Taiwanese Dollar, Expiring 02/22/2016	Barclays Capital Group	TWD	666	20,000	19,987	(13)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	TWD	872	26,000	26,167	167
Expiring 02/22/2016	Credit Suisse First Boston Corp.	TWD	1,303	39,000	39,087	87
Expiring 02/25/2016	Barclays Capital Group	TWD	34,702	1,031,271	1,040,990	9,719
Expiring 04/12/2016	Credit Suisse First Boston Corp.	TWD	1,884	56,000	56,535	535
Expiring 04/26/2016	Barclays Capital Group	TWD	8,755	260,578	262,817	2,239
Peruvian Nuevo Sol, Expiring 02/16/2016	Citigroup Global Markets	PEN	37	10,745	10,637	(108)
Expiring 02/16/2016	Citigroup Global Markets	PEN	51	15,000	14,687	(313)
Expiring 02/16/2016	Citigroup Global Markets	PEN	101	29,200	29,020	(180)
Expiring 02/16/2016	Citigroup Global Markets	PEN	190	55,605	54,623	(982)
Expiring 02/16/2016	Citigroup Global Markets	PEN	216	63,000	62,015	(985)
Expiring 02/16/2016	Citigroup Global Markets	PEN	244	71,750	70,091	(1,659)
Expiring 02/16/2016	Citigroup Global Markets	PEN	422	122,674	121,320	(1,354)
Expiring 02/22/2016	Citigroup Global Markets	PEN	123	36,000	35,220	(780)
Philippine Peso, Expiring 02/22/2016	Barclays Capital Group	PHP	1,232	25,808	25,817	9
Expiring 02/22/2016	Credit Suisse First Boston Corp.	PHP	805	17,000	16,873	(127)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	PHP	2,044	43,000	42,840	(160)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	PHP	2,416	51,000	50,639	(361)
Expiring 04/12/2016	Citigroup Global Markets	PHP	384	8,000	8,029	29
Expiring 04/12/2016	Credit Suisse First Boston Corp.	PHP	1,839	38,000	38,438	438
Polish Zloty, Expiring 04/22/2016	Bank of America	PLN	2,373	575,270	580,943	5,673
Expiring 04/22/2016	Barclays Capital Group	PLN	254	62,180	62,215	35
Russian Ruble, Expiring 02/19/2016	Barclays Capital Group	RUB	437	6,039	5,754	(285)
Expiring 02/19/2016	Barclays Capital Group	RUB	637	9,000	8,399	(601)
Expiring 02/19/2016	Barclays Capital Group	RUB	891	13,000	11,750	(1,250)
Expiring 02/19/2016	Credit Suisse First Boston Corp.	RUB	267	4,000	3,516	(484)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	RUB	885	11,000	11,493	493
Expiring 04/12/2016	Credit Suisse First Boston Corp.	RUB	979	13,000	12,721	(279)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.), Expiring 04/20/2016	Bank of America	RUB	6,216	$72,202	$80,538	$8,336
Expiring 04/20/2016	Barclays Capital Group	RUB	4,911	59,279	63,634	4,355
Expiring 04/20/2016	Barclays Capital Group	RUB	4,931	60,465	63,889	3,424
Expiring 04/20/2016	Barclays Capital Group	RUB	5,343	66,500	69,232	2,732
Singapore Dollar, Expiring 02/22/2016	Barclays Capital Group	SGD	57	40,000	39,730	(270)
Expiring 02/22/2016	Barclays Capital Group	SGD	68	48,000	47,368	(632)
Expiring 02/22/2016	Citigroup Global Markets	SGD	72	50,999	50,530	(469)
Expiring 04/26/2016	Citigroup Global Markets	SGD	286	200,025	200,117	92
Expiring 04/26/2016	Citigroup Global Markets	SGD	287	200,380	200,736	356
South African Rand, Expiring 02/22/2016	Barclays Capital Group	ZAR	288	20,000	18,034	(1,966)
Expiring 02/22/2016	Citigroup Global Markets	ZAR	227	14,760	14,213	(547)
Expiring 04/12/2016	Barclays Capital Group	ZAR	177	11,000	11,002	2
South Korean Won, Expiring 02/12/2016	Bank of America	KRW	285,494	236,611	238,059	1,448
Expiring 02/12/2016	Barclays Capital Group	KRW	312,577	269,115	260,642	(8,473)
Expiring 02/12/2016	Citigroup Global Markets	KRW	321,304	271,750	267,918	(3,832)
Expiring 02/12/2016	Hong Kong & Shanghai Bank	KRW	290,312	238,950	242,076	3,126
Expiring 02/22/2016	Barclays Capital Group	KRW	14,976	12,697	12,485	(212)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	KRW	15,275	13,000	12,734	(266)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	KRW	30,173	25,999	25,153	(846)
Thai Baht, Expiring 02/23/2016	Barclays Capital Group	THB	1,014	28,000	28,372	372
Expiring 02/23/2016	Barclays Capital Group	THB	1,233	34,000	34,496	496
Expiring 02/23/2016	Citigroup Global Markets	THB	474	13,000	13,262	262
Expiring 02/23/2016	Citigroup Global Markets	THB	1,018	28,000	28,473	473
Expiring 02/23/2016	Citigroup Global Markets	THB	1,057	29,000	29,567	567
Expiring 02/23/2016	Citigroup Global Markets	THB	1,127	31,000	31,522	522
Expiring 02/23/2016	Citigroup Global Markets	THB	2,150	58,999	60,137	1,138
Expiring 02/23/2016	Citigroup Global Markets	THB	2,540	70,000	71,050	1,050
Expiring 02/23/2016	Citigroup Global Markets	THB	3,311	91,000	92,589	1,589
Expiring 04/22/2016	Barclays Capital Group	THB	869	24,332	24,269	(63)
Expiring 04/22/2016	Barclays Capital Group	THB	21,218	579,571	592,582	13,011
Expiring 04/22/2016	Deutsche Bank AG	THB	2,421	66,975	67,609	634
Turkish Lira, Expiring 02/22/2016	Barclays Capital Group	TRY	75	25,000	25,134	134
Expiring 02/22/2016	Barclays Capital Group	TRY	155	52,078	52,284	206

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.), Expiring 02/25/2016	Barclays Capital Group	TRY	49	$16,531	$16,450	$(81)
Expiring 02/25/2016	Citigroup Global Markets	TRY	404	131,143	135,644	4,501
Expiring 02/25/2016	Citigroup Global Markets	TRY	612	206,424	205,653	(771)
Expiring 02/25/2016	Citigroup Global Markets	TRY	815	267,868	273,914	6,046
Expiring 02/25/2016	Citigroup Global Markets	TRY	1,202	390,091	403,886	13,795
Expiring 02/25/2016	Morgan Stanley	TRY	71	24,045	23,966	(79)
Expiring 04/12/2016	Barclays Capital Group	TRY	52	17,000	17,119	119

				$18,140,658	$18,285,321	$144,663

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real, Expiring 02/02/2016	Bank of America	BRL	1,060	$277,487	$265,013	$12,474
Expiring 02/02/2016	Bank of America	BRL	87	21,455	21,751	(296)
Expiring 02/02/2016	Barclays Capital Group	BRL	2,016	522,537	504,012	18,525
Expiring 02/02/2016	Barclays Capital Group	BRL	347	85,144	86,724	(1,580)
Expiring 02/02/2016	Citigroup Global Markets	BRL	283	70,915	70,832	83
Expiring 02/02/2016	Goldman Sachs & Co.	BRL	531	127,200	132,708	(5,508)
Expiring 02/02/2016	Morgan Stanley	BRL	943	233,684	235,682	(1,998)
Expiring 03/02/2016	Barclays Capital Group	BRL	131	32,442	32,555	(113)
Expiring 03/02/2016	Credit Suisse First Boston Corp.	BRL	2,088	509,756	517,309	(7,553)
Expiring 03/02/2016	Toronto Dominion	BRL	2,088	510,486	517,309	(6,823)
British Pound, Expiring 04/28/2016	Citigroup Global Markets	GBP	108	153,693	153,674	19
Chilean Peso, Expiring 02/08/2016	Barclays Capital Group	CLP	74,071	101,093	103,743	(2,650)
Expiring 02/08/2016	Barclays Capital Group	CLP	46,728	65,013	65,447	(434)
Expiring 02/08/2016	Citigroup Global Markets	CLP	151,086	208,650	211,609	(2,959)
Expiring 02/08/2016	Citigroup Global Markets	CLP	93,592	130,025	131,084	(1,059)
Expiring 02/08/2016	Citigroup Global Markets	CLP	74,072	101,493	103,744	(2,251)
Expiring 02/18/2016	Barclays Capital Group	CLP	46,828	65,012	65,520	(508)
Expiring 02/22/2016	Citigroup Global Markets	CLP	24,027	33,000	33,604	(604)
Expiring 02/22/2016	Citigroup Global Markets	CLP	13,232	18,000	18,505	(505)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	CLP	9,321	13,000	13,036	(36)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	CLP	6,474	9,000	9,054	(54)
Chinese Renminbi, Expiring 02/22/2016	Credit Suisse First Boston Corp.	CNH	189	28,000	28,651	(651)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso, Expiring 02/08/2016	Citigroup Global Markets	COP	242,242	$77,000	$73,744	$3,256
Expiring 02/08/2016	Goldman Sachs & Co.	COP	212,096	64,000	64,567	(567)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	COP	92,614	28,000	28,158	(158)
Czech Koruna, Expiring 02/22/2016	Barclays Capital Group	CZK	695	28,000	27,859	141
Expiring 02/22/2016	Barclays Capital Group	CZK	615	25,000	24,665	335
Expiring 02/22/2016	Barclays Capital Group	CZK	546	22,000	21,904	96
Expiring 02/22/2016	Barclays Capital Group	CZK	419	17,000	16,801	199
Expiring 02/22/2016	Barclays Capital Group	CZK	275	11,000	11,024	(24)
Expiring 02/22/2016	Citigroup Global Markets	CZK	693	28,000	27,795	205
Expiring 02/22/2016	Citigroup Global Markets	CZK	666	26,863	26,694	169
Euro, Expiring 02/22/2016	Barclays Capital Group	EUR	72	79,000	78,137	863
Expiring 02/22/2016	Barclays Capital Group	EUR	35	37,000	37,878	(878)
Expiring 02/22/2016	Barclays Capital Group	EUR	27	30,000	29,510	490
Expiring 02/22/2016	Barclays Capital Group	EUR	17	18,000	18,036	(36)
Expiring 02/22/2016	Barclays Capital Group	EUR	10	11,000	10,985	15
Expiring 02/22/2016	Barclays Capital Group	EUR	5	6,000	5,931	69
Expiring 02/22/2016	Citigroup Global Markets	EUR	125	136,000	135,331	669
Expiring 02/22/2016	Citigroup Global Markets	EUR	14	15,000	14,965	35
Expiring 04/12/2016	Barclays Capital Group	EUR	13	14,000	14,101	(101)
Hong Kong Dollar, Expiring 03/11/2016	Citigroup Global Markets	HKD	5,876	758,330	755,184	3,146
Hungarian Forint, Expiring 02/22/2016	Citigroup Global Markets	HUF	8,668	29,781	30,153	(372)
Expiring 02/22/2016	Citigroup Global Markets	HUF	2,599	9,000	9,040	(40)
Expiring 04/22/2016	Barclays Capital Group	HUF	7,000	24,332	24,333	(1)
Indian Rupee, Expiring 02/22/2016	Barclays Capital Group	INR	1,677	24,999	24,610	389
Expiring 02/22/2016	Citigroup Global Markets	INR	683	10,000	10,024	(24)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	INR	3,763	56,000	55,243	757
Expiring 04/07/2016	Citigroup Global Markets	INR	8,134	118,465	118,440	25
Indonesia Rupiah, Expiring 02/22/2016	Credit Suisse First Boston Corp.	IDR	562,800	40,000	40,691	(691)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	IDR	323,196	23,000	23,367	(367)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	IDR	28,260	2,000	2,043	(43)
Expiring 04/08/2016	Barclays Capital Group	IDR	4,342,159	307,192	310,955	(3,763)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesia Rupiah (cont’d.), Expiring 04/08/2016	Barclays Capital Group	IDR	2,122,757	$148,652	$152,017	$(3,365)
Expiring 04/08/2016	Hong Kong & Shanghai Bank	IDR	3,664,476	255,186	262,424	(7,238)
Expiring 04/08/2016	JPMorgan Chase	IDR	5,787,233	406,264	414,441	(8,177)
Expiring 04/08/2016	UBS AG	IDR	3,047,973	216,245	218,275	(2,030)
Expiring 04/12/2016	Citigroup Global Markets	IDR	311,971	22,000	22,322	(322)
Expiring 04/12/2016	Citigroup Global Markets	IDR	171,834	12,000	12,295	(295)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	IDR	444,640	32,000	31,815	185
Expiring 04/12/2016	Credit Suisse First Boston Corp.	IDR	438,030	31,000	31,342	(342)
Israeli Shekel, Expiring 02/22/2016	Barclays Capital Group	ILS	104	27,000	26,340	660
Expiring 02/22/2016	Citigroup Global Markets	ILS	487	125,430	123,122	2,308
Expiring 04/12/2016	Barclays Capital Group	ILS	28	7,000	6,966	34
Expiring 04/20/2016	Barclays Capital Group	ILS	709	179,608	179,452	156
Japanese Yen, Expiring 02/22/2016	Barclays Capital Group	JPY	10,822	88,000	89,420	(1,420)
Expiring 02/22/2016	Barclays Capital Group	JPY	7,294	62,000	60,271	1,729
Expiring 02/22/2016	Barclays Capital Group	JPY	4,839	41,000	39,987	1,013
Expiring 02/22/2016	Barclays Capital Group	JPY	4,808	41,000	39,730	1,270
Expiring 02/22/2016	Barclays Capital Group	JPY	3,037	25,000	25,097	(97)
Expiring 02/22/2016	Barclays Capital Group	JPY	1,168	10,000	9,651	349
Expiring 02/22/2016	Barclays Capital Group	JPY	1,067	9,000	8,817	183
Expiring 02/22/2016	Citigroup Global Markets	JPY	4,368	36,000	36,090	(90)
Malaysian Ringgit, Expiring 02/19/2016	Barclays Capital Group	MYR	291	70,291	69,994	297
Expiring 02/19/2016	Barclays Capital Group	MYR	281	66,769	67,506	(737)
Expiring 02/19/2016	Barclays Capital Group	MYR	253	59,569	60,878	(1,309)
Expiring 02/19/2016	Citigroup Global Markets	MYR	754	169,750	181,211	(11,461)
Expiring 02/19/2016	UBS AG	MYR	71	16,531	17,153	(622)
Expiring 02/22/2016	Barclays Capital Group	MYR	408	94,298	98,014	(3,716)
Expiring 02/22/2016	Barclays Capital Group	MYR	74	17,000	17,782	(782)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	MYR	150	35,000	35,971	(971)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	MYR	144	34,000	34,556	(556)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	MYR	64	15,000	15,452	(452)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	MYR	9	2,000	2,053	(53)
Expiring 02/22/2016	Credit Suisse First Boston Corp.	MYR	4	1,000	996	4
Expiring 04/12/2016	Credit Suisse First Boston Corp.	MYR	158	37,000	37,898	(898)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	MYR	142	32,000	34,034	(2,034)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	MYR	115	27,000	27,594	(594)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Malaysian Ringgit (cont’d.), Expiring 04/12/2016	Credit Suisse First Boston Corp.	MYR	108	$26,000	$25,816	$184
Expiring 04/12/2016	Credit Suisse First Boston Corp.	MYR	106	25,000	25,466	(466)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	MYR	105	25,000	25,038	(38)
Expiring 08/29/2016	Citigroup Global Markets	MYR	2,429	559,626	577,180	(17,554)
Mexican Peso, Expiring 02/22/2016	Barclays Capital Group	MXN	526	31,000	28,977	2,023
Expiring 02/22/2016	Barclays Capital Group	MXN	402	23,000	22,106	894
Expiring 02/22/2016	Barclays Capital Group	MXN	158	9,220	8,676	544
Expiring 02/22/2016	Citigroup Global Markets	MXN	1,001	58,315	55,132	3,183
Expiring 02/22/2016	Citigroup Global Markets	MXN	409	24,000	22,532	1,468
Expiring 02/22/2016	Citigroup Global Markets	MXN	222	13,000	12,218	782
Expiring 04/12/2016	Barclays Capital Group	MXN	261	14,001	14,333	(332)
Expiring 04/12/2016	Barclays Capital Group	MXN	180	10,000	9,893	107
Expiring 04/22/2016	JPMorgan Chase	MXN	747	40,860	40,967	(107)
New Taiwanese Dollar, Expiring 02/22/2016	Barclays Capital Group	TWD	656	20,031	19,691	340
Expiring 02/22/2016	Citigroup Global Markets	TWD	1,153	35,000	34,597	403
Expiring 02/22/2016	Citigroup Global Markets	TWD	951	29,000	28,533	467
Expiring 02/22/2016	Citigroup Global Markets	TWD	102	2,999	3,047	(48)
Expiring 02/25/2016	UBS AG	TWD	34,702	1,059,045	1,040,990	18,055
Expiring 04/12/2016	Citigroup Global Markets	TWD	1,221	36,000	36,653	(653)
Expiring 04/12/2016	Citigroup Global Markets	TWD	237	7,000	7,100	(100)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	TWD	437	13,000	13,112	(112)
Expiring 12/15/2016	Barclays Capital Group	TWD	34,702	1,030,353	1,047,632	(17,279)
Peruvian Nuevo Sol, Expiring 02/16/2016	Citigroup Global Markets	PEN	1,295	378,124	372,373	5,751
Expiring 02/16/2016	Citigroup Global Markets	PEN	87	25,529	25,094	435
Expiring 02/16/2016	Credit Suisse First Boston Corp.	PEN	605	180,231	173,889	6,342
Expiring 02/16/2016	Credit Suisse First Boston Corp.	PEN	598	178,500	171,988	6,512
Expiring 02/22/2016	Barclays Capital Group	PEN	28	8,001	7,946	55
Expiring 02/22/2016	Citigroup Global Markets	PEN	510	149,662	146,428	3,234
Expiring 02/22/2016	Citigroup Global Markets	PEN	153	45,000	44,028	972
Expiring 02/22/2016	Credit Suisse First Boston Corp.	PEN	167	49,000	48,082	918

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.), Expiring 02/22/2016	Credit Suisse First Boston Corp.	PEN	147	$43,000	$42,188	$812
Expiring 04/12/2016	Citigroup Global Markets	PEN	56	16,000	15,836	164
Expiring 04/12/2016	Credit Suisse First Boston Corp.	PEN	114	33,000	32,643	357
Expiring 04/12/2016	Credit Suisse First Boston Corp.	PEN	32	9,000	8,998	2
Expiring 09/08/2016	Credit Suisse First Boston Corp.	PEN	488	137,706	136,194	1,512
Philippine Peso, Expiring 02/22/2016	Credit Suisse First Boston Corp.	PHP	1,849	38,999	38,748	251
Expiring 02/22/2016	Credit Suisse First Boston Corp.	PHP	527	11,000	11,047	(47)
Expiring 04/26/2016	Hong Kong & Shanghai Bank	PHP	5,130	106,142	107,151	(1,009)
Expiring 04/27/2016	UBS AG	PHP	17,122	352,560	357,624	(5,064)
Polish Zloty, Expiring 02/22/2016	Barclays Capital Group	PLN	88	22,000	21,468	532
Expiring 02/22/2016	Citigroup Global Markets	PLN	89	22,587	21,855	732
Expiring 04/12/2016	Barclays Capital Group	PLN	95	23,000	23,223	(223)
Romanian Leu, Expiring 04/22/2016	Barclays Capital Group	RON	1,311	315,358	311,950	3,408
Expiring 04/22/2016	JPMorgan Chase	RON	182	43,911	43,260	651
Russian Ruble, Expiring 02/19/2016	Barclays Capital Group	RUB	666	9,000	8,779	221
Expiring 02/19/2016	Barclays Capital Group	RUB	529	7,000	6,966	34
Expiring 02/19/2016	Citigroup Global Markets	RUB	1,000	13,000	13,178	(178)
Expiring 04/12/2016	Citigroup Global Markets	RUB	782	10,000	10,155	(155)
Expiring 04/20/2016	Barclays Capital Group	RUB	11,635	145,316	150,749	(5,433)
Expiring 04/20/2016	Barclays Capital Group	RUB	5,187	65,625	67,211	(1,586)
Expiring 04/20/2016	Barclays Capital Group	RUB	3,121	40,553	40,433	120
Expiring 04/20/2016	Barclays Capital Group	RUB	462	5,767	5,981	(214)
Singapore Dollar, Expiring 02/22/2016	Barclays Capital Group	SGD	65	45,000	45,319	(319)
Expiring 02/22/2016	Barclays Capital Group	SGD	49	34,000	34,397	(397)
Expiring 02/22/2016	Barclays Capital Group	SGD	43	30,000	30,388	(388)
Expiring 02/22/2016	Barclays Capital Group	SGD	17	12,000	11,892	108
Expiring 02/22/2016	Barclays Capital Group	SGD	14	10,000	10,103	(103)
Expiring 02/22/2016	Barclays Capital Group	SGD	7	5,000	5,012	(12)
Expiring 02/22/2016	Barclays Capital Group	SGD	1	1,000	1,003	(3)
Expiring 04/12/2016	Barclays Capital Group	SGD	44	31,000	31,084	(84)
Expiring 04/12/2016	Barclays Capital Group	SGD	11	8,000	8,023	(23)
Expiring 04/26/2016	Citigroup Global Markets	SGD	1,436	1,002,933	1,005,746	(2,813)
South African Rand, Expiring 02/22/2016	Barclays Capital Group	ZAR	200	12,000	12,556	(556)
Expiring 02/22/2016	Barclays Capital Group	ZAR	179	11,000	11,234	(234)
Expiring 02/22/2016	Barclays Capital Group	ZAR	133	8,000	8,309	(309)
Expiring 04/12/2016	Barclays Capital Group	ZAR	204	12,000	12,656	(656)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.), Expiring 04/12/2016	Barclays Capital Group	ZAR	184	$11,000	$11,418	$(418)
Expiring 04/26/2016	Barclays Capital Group	ZAR	350	21,628	21,639	(11)
Expiring 04/26/2016	Citigroup Global Markets	ZAR	12,203	727,607	755,471	(27,864)
Expiring 04/26/2016	Citigroup Global Markets	ZAR	561	33,398	34,704	(1,306)
Expiring 04/26/2016	JPMorgan Chase	ZAR	4,435	259,682	274,553	(14,871)
South Korean Won, Expiring 02/12/2016	Barclays Capital Group	KRW	205,143	175,937	171,058	4,879
Expiring 02/12/2016	Citigroup Global Markets	KRW	207,840	177,300	173,307	3,993
Expiring 02/12/2016	Citigroup Global Markets	KRW	205,032	174,554	170,965	3,589
Expiring 02/12/2016	JPMorgan Chase	KRW	336,657	289,523	280,721	8,802
Expiring 02/12/2016	JPMorgan Chase	KRW	255,016	211,500	212,645	(1,145)
Expiring 02/22/2016	Citigroup Global Markets	KRW	34,186	29,000	28,499	501
Expiring 02/22/2016	Citigroup Global Markets	KRW	26,611	22,000	22,184	(184)
Expiring 04/12/2016	Citigroup Global Markets	KRW	44,865	37,000	37,356	(356)
Expiring 04/12/2016	Citigroup Global Markets	KRW	43,715	36,000	36,399	(399)
Expiring 04/12/2016	Citigroup Global Markets	KRW	7,268	6,000	6,051	(51)
Swiss Franc, Expiring 04/28/2016	Citigroup Global Markets	CHF	471	465,708	461,952	3,756
Expiring 04/28/2016	Citigroup Global Markets	CHF	102	101,210	100,281	929
Thai Baht, Expiring 02/23/2016	Barclays Capital Group	THB	576	16,000	16,118	(118)
Expiring 02/23/2016	Citigroup Global Markets	THB	10,492	289,010	293,426	(4,416)
Expiring 02/23/2016	Citigroup Global Markets	THB	1,515	42,000	42,364	(364)
Expiring 02/23/2016	Citigroup Global Markets	THB	1,365	38,000	38,169	(169)
Expiring 02/23/2016	Credit Suisse First Boston Corp.	THB	613	17,000	17,148	(148)
Expiring 04/12/2016	Barclays Capital Group	THB	257	7,000	7,186	(186)
Expiring 04/12/2016	Citigroup Global Markets	THB	2,590	72,000	72,346	(346)
Expiring 04/12/2016	Citigroup Global Markets	THB	1,796	50,000	50,161	(161)
Expiring 04/12/2016	Citigroup Global Markets	THB	1,221	34,000	34,100	(100)
Expiring 04/12/2016	Credit Suisse First Boston Corp.	THB	1,431	40,000	39,979	21
Expiring 04/22/2016	Citigroup Global Markets	THB	2,750	76,679	76,794	(115)
Turkish Lira, Expiring 02/22/2016	Barclays Capital Group	TRY	58	19,000	19,489	(489)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.), Expiring 02/22/2016	Barclays Capital Group	TRY	54	$18,000	$18,252	$(252)
Expiring 02/22/2016	Barclays Capital Group	TRY	46	15,000	15,476	(476)
Expiring 02/22/2016	Citigroup Global Markets	TRY	56	19,000	18,951	49
Expiring 02/25/2016	Barclays Capital Group	TRY	533	175,000	179,211	(4,211)
Expiring 02/25/2016	Barclays Capital Group	TRY	177	59,569	59,629	(60)
Expiring 02/25/2016	Barclays Capital Group	TRY	40	13,518	13,539	(21)
Expiring 02/25/2016	Citigroup Global Markets	TRY	2,503	846,987	841,112	5,875
Expiring 02/25/2016	Citigroup Global Markets	TRY	390	131,748	131,040	708
Expiring 02/25/2016	Citigroup Global Markets	TRY	242	81,830	81,386	444
Expiring 02/25/2016	Citigroup Global Markets	TRY	133	43,870	44,707	(837)
Expiring 02/25/2016	Goldman Sachs & Co.	TRY	393	133,130	132,174	956

				$19,659,982	$19,719,536	$(59,554)

						$85,109

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2016.

Cross currency exchange contract outstanding at January 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation(1)	Counterparty
OTC cross currency exchange contract:
Expiring 04/28/2016	Buy	EUR	59	CHF	65	$375	Citigroup Global Markets

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2016.

Interest rate swap agreements outstanding at January 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN	4,000	10/28/16	3.840%	28 Day Mexican Interbank Rate(1)	$194	$(76)	$270	Morgan Stanley
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	13,109	—	13,109	Barclays Capital Group
MXN	3,400	01/05/26	6.260%	28 Day Mexican Interbank Rate(2)	(4,250)	(18)	(4,232)	Morgan Stanley

					$9,053	$(94)	$9,147

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation(3)
Centrally cleared swap agreement:
MXN	20,650	06/04/25	6.470%	28 Day Mexican Interbank Rate(1)	$(3,140)	$49,540	$52,680

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at January 31, 2016.

(1)	The Series pays the floating rate and receives the fixed rate.
(2)	The Series pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2016.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$276,536	$—
Brazil	—	2,638,879	—
Chile	—	99,894	—
Colombia	—	876,875	—
Gabon	—	127,901	—
Ghana	—	91,940	—
Hungary	—	1,319,587	—
Indonesia	—	3,960,505	—
Kazakhstan	—	133,312	—
Malaysia	—	1,118,599	—
Mexico	—	2,398,165	—
Peru	—	213,511	—
Philippines	—	323,461	—
Poland	—	2,177,902	—
Romania	—	1,243,993	—
Russia	—	1,667,151	—
South Africa	—	3,240,428	—
South Korea	—	90,679	—
Thailand	—	1,337,253	—
Turkey	—	2,188,736	—
Affiliated Money Market Mutual Fund	983,628	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	85,109	—
OTC Cross Currency Exchange Contract	—	375	—
OTC swap agreements	—	9,053
Centrally cleared swap agreement	—	52,680	—

Total	$983,628	$25,672,524	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2016 were as follows:

Foreign Government Obligations	82.4%
Foreign Agencies	9.5
Affiliated Money Market Mutual Fund	3.6
Foreign Corporations	2.3
97.8

Other assets in excess of liabilities	2.2

100.0%

Prudential Jennison Emerging Markets Equity Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS — 87.1%
Argentina — 2.9%
MercadoLibre, Inc.	2,701	$265,346

Brazil — 2.9%
Cielo SA	12,759	108,042
Raia Drogasil SA	14,719	152,644

		260,686

China — 35.8%
58.Com, Inc., ADR*	6,034	338,508
Alibaba Group Holding Ltd., ADR*	6,389	428,255
Baidu, Inc., ADR*	1,172	191,353
CGN Power Co. Ltd. (Class H Stock), 144A(a)	455,225	134,998
China Biologic Products, Inc.*	2,397	307,463
China Machinery Engineering Corp. (Class H Stock)	176,000	121,637
Ctrip.com International Ltd., ADR*	10,227	436,488
JD.com, Inc., ADR*	10,510	273,575
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	48,390	219,238
Tencent Holdings Ltd.	35,447	665,932
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	26,900	138,798

		3,256,245

Hong Kong — 3.8%
Guotai Junan International Holdings Ltd.	605,220	161,394
Sands China Ltd.	52,100	181,972

		343,366

India — 3.9%
Axis Bank Ltd., GDR, RegS	5,108	155,028
HDFC Bank Ltd., ADR	3,290	198,485

		353,513

Indonesia — 4.0%
Matahari Department Store Tbk PT	117,046	137,411
Mitra Keluarga Karyasehat Tbk PT	672,510	106,819
Tower Bersama Infrastructure Tbk PT*	269,172	124,290

		368,520

Malaysia — 2.1%
IHH Healthcare Bhd	118,829	187,887

Mexico — 6.9%
Alsea SAB de CV	47,074	167,245
Corporacion Inmobiliaria Vesta SAB de CV	108,130	155,002
Grupo Aeroportuario Del Centro Norte SAB de CV*	37,157	172,656
Infraestructura Energetica Nova SAB de CV	34,180	134,193

		629,096

Philippines — 5.1%
Ayala Land, Inc.	213,910	141,951
Universal Robina Corp.	79,713	324,224

		466,175

South Africa — 1.9%
Aspen Pharmacare Holdings Ltd.*	5,276	89,825
Mr. Price Group Ltd.	7,856	81,077

		170,902

South Korea — 12.1%
Amorepacific Corp.*	851	290,064
Celltrion, Inc.*	1,900	179,518
Medy-Tox, Inc.	671	291,406
Osstem Implant Co. Ltd.*	2,886	200,090
Shinsegae Co. Ltd.	757	134,863

		1,095,941

Taiwan — 2.3%
Eclat Textile Co. Ltd.	15,000	213,738

Thailand — 1.9%
Bangkok Dusit Medical Services PCL	272,797	168,674

Turkey — 1.5%
Ulker Biskuvi Sanayi A/S	21,890	140,056

TOTAL COMMON STOCKS (cost $8,798,968)		7,920,145

	Units
PARTICIPATORY NOTES† — 12.9%
India
Ashok Leyland Ltd., expiring 10/29/17 144A(a)	166,555	219,774
Asian Paints Ltd., expiring 05/31/18 144A(a)	12,586	161,238
Barthi Infratel Ltd., expiring 01/25/24 144A(a)	15,586	82,908
Dish TV India Ltd., expiring 08/04/16, RegS 144A*(a)	78,923	106,059
Eicher Motors Ltd., expiring 08/27/18 144A(a)	590	143,771
Emami Ltd., expiring 05/21/20 144A(a)	9,429	139,922
Lupin Ltd., expiring 10/29/17 144A(a)	4,496	113,272
Maruti Suzuki India Ltd., expiring 12/08/20 144A(a)	3,441	207,558

TOTAL PARTICIPATORY NOTES (cost $1,264,447)		1,174,502

RIGHTS*
Taiwan
Eclat Textile Co. Ltd., expiring 02/16/16 (cost $0)	344	1,600

TOTAL LONG-TERM INVESTMENTS (cost $10,063,415)		9,096,247

	Shares
SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $39,512)(b)	39,512	39,512

TOTAL INVESTMENTS — 100.5% (cost $10,102,927)(c)		9,135,759
Liabilities in excess of other assets — (0.5)%		(43,185)

NET ASSETS — 100.0%		$9,092,574

The following abbreviations are used in the quarterly schedule of portfolio report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
†	Participatory notes represented 12.9% of net assets, of which the Portfolio attributed 3.4% to Bank of America, 2.4% to Deutsche Bank AG, 3.7% to Goldman Sachs & Co., and 3.4% to JPMorgan Chase as counterparties to the securities.
(a)	Indicates a security that has been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$10,102,927

Appreciation	623,028
Depreciation	(1,590,196)

Net Unrealized Depreciation	$(967,168)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$265,346	$—	$—
Brazil	260,686	—	—
China	1,975,642	1,280,603	—
Hong Kong	—	343,366	—
India	353,513	—	—
Indonesia	—	368,520	—
Malaysia	—	187,887	—
Mexico	629,096	—	—
Philippines	—	466,175	—
South Africa	—	170,902	—
South Korea	—	1,095,941	—
Taiwan	—	213,738	—
Thailand	—	168,674	—
Turkey	—	140,056	—
Participatory Notes
India	—	1,174,502	—
Rights
Taiwan	—	1,600	—
Affiliated Money Market Mutual Fund	39,512	—	—

Total	$3,523,795	$5,611,964	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Internet Software & Services	20.7%
Internet & Catalog Retail	7.8
Biotechnology	6.6
Health Care Providers & Services	5.2
Food Products	5.1
Personal Products	4.7
Pharmaceuticals	4.2
Machinery	4.0
Banks	3.9
Hotels, Restaurants & Leisure	3.8
Real Estate Management & Development	3.2
Multiline Retail	3.0
Insurance	2.4
Textiles, Apparel & Luxury Goods	2.3
Automobiles	2.3
Wireless Telecommunication Services	2.2
Health Care Equipment & Supplies	2.2
Transportation Infrastructure	1.9
Capital Markets	1.8
Chemicals	1.8
Food & Staples Retailing	1.7
Electrical Equipment	1.5
Independent Power & Renewable Electricity Producers	1.5
Gas Utilities	1.5
Construction & Engineering	1.4
IT Services	1.2
Media	1.2
Specialty Retail	0.9
Affiliated Money Market Mutual Fund	0.5

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Australia — 9.2%
APA Group	266,213	$1,622,862
APA Group, 144A	35,256	214,924
Sydney Airport	460,812	2,169,913
Transurban Group	216,013	1,665,387
Transurban Group, 144A	33,208	256,023

		5,929,109

Canada — 1.1%
Enbridge, Inc.	20,186	698,436

France — 10.9%
Aeroports de Paris	12,458	1,411,236
Eiffage SA	22,866	1,570,355
Groupe Eurotunnel SE	166,951	1,918,475
Suez Environnement Co.	41,308	765,743
Veolia Environnement SA	56,599	1,364,544

		7,030,353

Hong Kong — 2.3%
Guangdong Investment Ltd.	407,998	522,010
HKBN Ltd.	732,405	936,534

		1,458,544

Italy — 11.0%
Atlantia SpA	100,272	2,627,351
Enel SpA	198,823	816,299
Infrastrutture Wireless Italiane SpA*	122,150	616,910
Infrastrutture Wireless Italiane SpA, 144A*	54,971	277,628
Snam SpA	365,799	2,052,439
Telecom Italia SpA*	608,110	676,813

		7,067,440

Japan — 1.5%
East Japan Railway Co.	10,804	993,081

Mexico — 7.2%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	207,363	1,746,341
Infraestructura Energetica Nova SAB de CV	346,543	1,360,551
Promotora y Operadora de Infraestructura SAB de CV	135,799	1,560,834

		4,667,726

New Zealand — 1.1%
Contact Energy Ltd.	244,103	729,656

Spain — 7.4%
Abengoa Yield PLC	46,609	790,023
Cellnex Telecom SAU*	51,267	883,540
EDP Renovaveis SA	41,109	319,400
Ferrovial SA	127,091	2,784,910

		4,777,873

Switzerland — 2.3%
Flughafen Zuerich AG	2,028	1,495,288

United States — 44.7%
American Electric Power Co., Inc.	27,084	1,651,311
American Tower Corp., REIT	16,233	1,531,421
American Water Works Co., Inc.	19,711	1,279,441
Atmos Energy Corp.	14,263	987,285

Cheniere Energy Partners LP Holdings LLC	45,725	682,674
Columbia Pipeline Group, Inc.	35,886	665,685
Comcast Corp. (Class A Stock)	11,372	633,534
Crown Castle International Corp., REIT	18,008	1,552,290
CyrusOne, Inc., REIT	41,803	1,540,441
Digital Realty Trust, Inc., REIT	15,435	1,236,035
Dominion Resources, Inc.	22,601	1,631,114
Edison International	16,132	996,958
Energy Transfer Partners LP, MLP	19,884	591,350
EQT GP Holdings LP, MLP	17,745	383,292
InfraREIT Inc., REIT	39,854	770,378
NextEra Energy, Inc.	24,162	2,699,137
NiSource, Inc.	64,813	1,361,721
Norfolk Southern Corp.	7,621	537,281
NRG Yield, Inc. (Class A Stock)	30,186	374,306
NRG Yield, Inc. (Class C Stock)	35,675	472,337
PG&E Corp.	46,048	2,528,496
SBA Communications Corp. (Class A Stock)*	13,280	1,318,438
Sempra Energy	20,736	1,964,736
Time Warner Cable, Inc.	7,906	1,438,971

		28,828,632

TOTAL LONG-TERM INVESTMENTS (cost $63,983,034)		63,676,138

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,101,807)(a)	1,101,807	1,101,807

TOTAL INVESTMENTS — 100.4% (cost $65,084,841)(b)		64,777,945
Liabilities in excess of other assets — (0.4)%		(257,679)

NET ASSETS — 100.0%		$64,520,266

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MLP	Master Limited Partnership
OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$65,527,831

Appreciation	3,421,226
Depreciation	(4,171,112)

Net Unrealized Depreciation	$(749,886)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$5,929,109	$—
Canada	698,436	—	—
France	—	7,030,353	—
Hong Kong	—	1,458,544	—
Italy	—	7,067,440	—
Japan	—	993,081	—
Mexico	4,667,726	—	—
New Zealand	—	729,656	—
Spain	790,023	3,987,850	—
Switzerland	—	1,495,288	—
United States	28,828,632	—	—
Affiliated Money Market Mutual Fund	1,101,807	—	—

Total	$36,086,624	$28,691,321	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Transportation Infrastructure	20.7%
Multi-Utilities	14.9
Electric Utilities	10.8
Real Estate Investment Trusts (REITs)	10.3
Gas Utilities	9.6
Construction & Engineering	9.1
Diversified Telecommunication Services	5.3
Oil, Gas & Consumable Fuels	4.7
Media	3.2
Independent Power & Renewable Electricity Producers	3.0
Water Utilities	2.8
Road & Rail	2.3
Wireless Telecommunication Services	2.0
Affiliated Money Market Mutual Fund	1.7

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Argentina — 0.8%
MercadoLibre, Inc.	24,669	$2,423,482

China — 14.5%
Alibaba Group Holding Ltd., ADR*	187,713	12,582,402
Ctrip.com International Ltd, ADR*	134,240	5,729,363
JD.com, Inc., ADR*	320,472	8,341,886
Tencent Holdings Ltd.	1,003,154	18,845,954

		45,499,605

Denmark — 2.6%
Novo Nordisk A/S (Class B Stock)	147,126	8,219,695

France — 2.4%
Dassault Systemes SA	98,635	7,623,807

Germany — 1.6%
Continental AG	24,262	5,091,290

Ireland — 1.0%
Shire PLC	52,240	2,930,264

Italy — 4.8%
Luxottica Group SpA	152,614	9,539,597
Moncler SpA	377,528	5,597,384

		15,136,981

Japan — 5.9%
FANUC Corp.	20,281	2,715,417
Fuji Heavy Industries Ltd.	106,976	4,377,770
Shionogi & Co. Ltd.	82,695	3,608,762
Sysmex Corp.	118,887	7,655,443

		18,357,392

South Korea — 1.5%
Amorepacific Corp.*	13,175	4,490,712

Spain — 6.7%
Amadeus IT Holding SA (Class A Stock)	177,679	7,256,149
Inditex SA	419,820	13,815,887

		21,072,036

United Kingdom — 4.2%
Ashtead Group PLC	367,967	4,746,905
Atlassian Corp. PLC (Class A Stock)*	59,046	1,226,385
St. James’s Place PLC	527,858	7,227,114

		13,200,404

United States — 53.2%
Alexion Pharmaceuticals, Inc.*	12,309	1,796,252
Allergan PLC*	21,246	6,043,000
Alphabet Inc. (Class A Stock)*	19,642	14,954,437
Amazon.com, Inc.*	20,513	12,041,131
Apple, Inc.	81,651	7,947,908
BioMarin Pharmaceutical, Inc.*	62,010	4,589,980
Bristol-Myers Squibb Co.	133,195	8,279,401
Celgene Corp.*	54,318	5,449,182
Facebook, Inc. (Class A Stock)*	207,836	23,321,278
Home Depot, Inc. (The)	98,222	12,352,399
LinkedIn Corp. (Class A Stock)*	24,743	4,896,887
MasterCard, Inc. (Class A Stock)	175,530	15,627,436

Netflix, Inc.*	84,863	7,793,818
NIKE, Inc. (Class B Stock)	192,571	11,941,328
Palo Alto Networks, Inc.*	35,804	5,352,340
Regeneron Pharmaceuticals, Inc.*	7,360	3,091,862
Starbucks Corp.	154,220	9,371,949
Tesla Motors, Inc.*	27,330	5,225,496
Under Armour, Inc. (Class A Stock)*	78,448	6,701,813

		166,777,897

TOTAL LONG-TERM INVESTMENTS (cost $314,462,134)		310,823,565

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,192,982)(a)	4,192,982	4,192,982

TOTAL INVESTMENTS — 100.5% (cost $318,655,116)(b)		315,016,547
Liabilities in excess of other assets — (0.5)%		(1,632,038)

NET ASSETS — 100.0%		$313,384,509

The following abbreviations are used in the quarterly schedule of portfolio report:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$320,492,633

Appreciation	10,400,429
Depreciation	(15,876,515)

Net Unrealized Depreciation	$(5,476,086)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,423,482	$—	$—
China	26,653,651	18,845,954	—
Denmark	—	8,219,695	—
France	—	7,623,807	—
Germany	—	5,091,290	—
Ireland	—	2,930,264	—
Italy	—	15,136,981	—
Japan	—	18,357,392	—
South Korea	—	4,490,712	—
Spain	—	21,072,036	—
United Kingdom	1,226,385	11,974,019	—

United States	166,777,897	—	—
Affiliated Money Market Mutual Fund	4,192,982	—	—

Total	$201,274,397	$113,742,150	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Internet Software & Services	24.6%
Internet & Catalog Retail	10.9
Textiles, Apparel & Luxury Goods	10.7
Pharmaceuticals	9.3
Specialty Retail	8.3
IT Services	7.3
Biotechnology	4.8
Automobiles	3.1
Hotels, Restaurants & Leisure	3.0
Software	2.8
Technology Hardware, Storage & Peripherals	2.5
Health Care Equipment & Supplies	2.4
Insurance	2.3
Communications Equipment	1.7
Auto Components	1.6
Trading Companies & Distributors	1.5
Personal Products	1.5
Affiliated Money Market Mutual Fund	1.3
Machinery	0.9

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 93.9%
Argentina — 0.8%
MercadoLibre, Inc.	3,697	$363,193

China — 15.1%
Alibaba Group Holding Ltd., ADR*	27,994	1,876,438
Ctrip.com International Ltd., ADR*	19,560	834,821
JD.com, Inc., ADR*	49,264	1,282,342
Tencent Holdings Ltd.	161,689	3,037,602

		7,031,203

Denmark — 2.0%
Novo Nordisk A/S (Class B Stock)	16,820	939,707

France — 7.0%
Dassault Systemes SA	30,558	2,361,923
Valeo SA	7,100	922,557

		3,284,480

Germany — 5.8%
Continental AG	4,878	1,023,630
Fresenius SE & Co. KGaA	17,821	1,182,558
KUKA AG	6,602	507,565

		2,713,753

India — 1.5%
HDFC Bank Ltd., ADR	11,661	703,508

Indonesia — 0.6%
PT Tower Bersama Infrastructure Tbk*	572,088	264,162
PT Tower Bersama Infrastructure Tbk, 144A*(a)	72,770	33,602

		297,764

Ireland — 2.6%
Shire PLC	21,957	1,231,620

Italy — 7.7%
Anima Holding SpA	56,116	412,623
Anima Holding SpA, 144A(a)	8,700	63,971
Brembo SpA	16,595	680,883
Luxottica Group SpA	26,031	1,627,146
Moncler SpA	55,564	823,814

		3,608,437

Japan — 16.1%
FANUC Corp.	3,045	407,694
Fuji Heavy Industries Ltd.	17,991	736,244
Ono Pharmaceutical Co. Ltd.	11,643	1,876,421
Pigeon Corp.	30,055	645,364
Santen Pharmaceutical Co. Ltd.	32,661	521,757
Shimano, Inc.	6,719	1,071,848
Shionogi & Co. Ltd.	19,297	842,110
Sysmex Corp.	22,257	1,433,186

		7,534,624

Jordan — 1.5%
Hikma Pharmaceuticals PLC	24,139	696,746

Mexico — 1.3%
Alsea SAB de CV	148,428	527,337
Alsea SAB de CV, 144A(a)	23,432	83,249

		610,586

South Korea — 2.7%
Amorepacific Corp.*	3,640	1,240,697

Spain — 7.2%
Amadeus IT Holding SA (Class A Stock)	31,186	1,273,591
Industria de Diseno Textil SA	62,817	2,067,249

		3,340,840

Sweden — 2.7%
Assa Abloy AB (Class B Stock)	59,334	1,257,592

Switzerland — 1.9%
Novartis AG	11,197	867,470

United Kingdom — 14.1%
Aldermore Group PLC*	105,465	326,663
Aldermore Group PLC, 144A*(a)	68,642	212,609
ARM Holdings PLC	40,413	576,510
Ashtead Group PLC	59,633	769,287
AstraZeneca PLC	8,819	567,863
Atlassian Corp. PLC (Class A Stock)*	8,592	178,456
Hargreaves Lansdown PLC	34,077	664,352
ITV PLC	311,589	1,191,172
OneSavings Bank PLC	110,404	481,700
OneSavings Bank PLC, 144A(a)	30,999	135,251
St. James’s Place PLC	109,764	1,502,822

		6,606,685

United States — 3.3%
Allergan PLC*	5,450	1,550,143

TOTAL COMMON STOCKS (cost $41,434,305)		43,879,048

PARTICIPATORY NOTES† — 2.8%
India
Credit Suisse Bharti Infratel Ltd., expiring 06/18/20, Private Placement, 144A(a)	116,596	624,417
GS Maruti Suzuki India, expiring 07/29/16, Private Placement, 144A(a)	11,627	704,675

TOTAL PARTICIPATORY NOTES (cost $1,661,509)		1,329,092

TOTAL LONG-TERM INVESTMENTS (cost $43,095,814)		45,208,140

SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,009,129)(b)	2,009,129	2,009,129

TOTAL INVESTMENTS — 101.0% (cost $45,104,943)(c)		47,217,269
Liabilities in excess of other assets — (1.0)%		(479,526)

NET ASSETS — 100.0%		$46,737,743

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
†	Participatory notes represented 2.8% of net assets, of which the Portfolio attributed 1.3 % to Credit Suisse First Boston Corp. 1.5% to Goldman Sachs and Co. as counterparties to the securities.
(a)	Indicates a security that has been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$45,136,478

Appreciation	4,809,941
Depreciation	(2,729,150)

Net Unrealized Appreciation	$2,080,791

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$363,193	$—	$—
China	3,993,601	3,037,602	—
Denmark	—	939,707	—
France	—	3,284,480	—
Germany	—	2,713,753	—
India	703,508	—	—
Indonesia	—	297,764	—
Ireland	—	1,231,620	—
Italy	—	3,608,437	—
Japan	—	7,534,624	—
Jordan	—	696,746	—
Mexico	527,337	83,249	—
South Korea	—	1,240,697	—
Spain	—	3,340,840	—
Sweden	—	1,257,592	—
Switzerland	—	867,470	—
United Kingdom	660,156	5,946,529	—
United States	1,550,143	—	—
Participatory Notes
India	—	1,329,092	—
Affiliated Money Market Mutual Fund	2,009,129	—	—

Total	$9,807,067	$37,410,202	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Pharmaceuticals	19.4%
Internet Software & Services	11.3
Auto Components	5.6
Software	5.4
Textiles, Apparel & Luxury Goods	5.3
Internet & Catalog Retail	4.6
Specialty Retail	4.4
Affiliated Money Market Mutual Fund	4.3
Insurance	3.2
Automobiles	3.1
Health Care Equipment & Supplies	3.0
IT Services	2.8
Building Products	2.7
Banks	2.7
Personal Products	2.7
Media	2.6
Health Care Providers & Services	2.5
Capital Markets	2.4
Leisure Products	2.3
Machinery	2.0
Wireless Telecommunication Services	1.9
Trading Companies & Distributors	1.6
Household Products	1.4
Thrifts & Mortgage Finance	1.3
Hotels, Restaurants & Leisure	1.3
Semiconductors & Semiconductor Equipment	1.2

101.0
Liabilities in excess of other assets	(1.0)

100.0%

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Taxable Money Market Fund a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       March 17, 2016

*	Print the name and title of each signing officer under his or her signature.